CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Stockholders' equity:
Preferred stock and paid in capital, par value (in dollars per share)	$ 0.01	$ 1.00
Preferred stock and paid in capital, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock and paid in capital, shares issued (in shares)	13,900,000	13,900,000
Preferred stock and paid in capital, shares outstanding (in shares)	13,900,000	13,900,000
Common stock and paid in capital, par value (in dollars per share)	$ 0.01	$ 1.00
Common stock and paid in capital, shares authorized (in shares)	200,000,000	200,000,000
Common stock and paid in capital, shares issued (in shares)	133,223,338	118,058,988
Common stock and paid in capital, shares outstanding (in shares)	133,223,338	118,058,988